Loss per Share - Summary of Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Loss for the year, attributable to the shareholders of the parent	$ (152,771)	$ (201,949)	$ (416,874)
Weighted average number of shares, Basic	607,525,897	596,886,163	593,600,863
Weighted average number of shares, Diluted	607,525,897	596,886,163	593,600,863
Weighted average number of ADS (1 ADS representing 20 ordinary shares)	30,376,295	29,844,308	29,680,043
Basic loss per share, U.S. $	$ (0.25)	$ (0.34)	$ (0.7)
Diluted loss per share, U.S. $	(0.25)	(0.34)	(0.7)
Basic loss per ADS, U.S. $	(5.03)	(6.77)	(14.05)
Diluted loss per ADS, U.S. $	$ (5.03)	$ (6.77)	$ (14.05)